Acquisitions - Schedule of Fair Value of Acquisition Consideration and Purchase Price Allocation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Consideration paid:
Cash	$ 18,670
Credit bid – Settlement of DIP Facility	37,700
Total Consideration	56,370
Assets acquired and liabilities assumed:
Cash and cash equivalents	604
Accounts receivable	421
Prepaid and other assets	6,826
Operating lease right-of-use assets	740
Property and equipment	400
Other intangible assets	17,350
Deferred income taxes	227
Accounts payable	(9,731)
Accrued expenses and other liabilities	(10,309)
Deferred revenue	(95)
Operating lease liabilities	(740)
Note payable	(700)
Net tangible assets acquired and assumed	4,993
Goodwill	56,028
Noncontrolling interest	(4,651)
Total	$ 56,370